FAIR VALUE MEASUREMENTS, Roll Forward (10K) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)			21,041,667	21,041,667
The discount rate applied in fair value assumption (in hundredths)			18.00%
Recurring [Member]
Fair value liability [Roll Forward]
Warrant liability beginning of period	$ 601	$ 4,123	$ 4,123	$ 4,324
Change in fair value hierarchy			0
Change in fair value of warrant liability	(497)	1,800	(3,522)	(201)
Warrant liability end of period	104	5,923	601	4,123
Recurring [Member] | Level 1 [Member]
Fair value liability [Roll Forward]
Warrant liability beginning of period	0	2,630	2,630	2,755
Change in fair value hierarchy			(2,755)
Change in fair value of warrant liability	0	1,128	125	(125)
Warrant liability end of period	0	3,758	0	2,630
Recurring [Member] | Level 2 [Member]
Fair value liability [Roll Forward]
Warrant liability beginning of period	0	0	0	0
Change in fair value hierarchy			0
Change in fair value of warrant liability	0	0	0	0
Warrant liability end of period	0	0	0	0
Recurring [Member] | Level 3 [Member]
Fair value liability [Roll Forward]
Warrant liability beginning of period	601	1,493	1,493	1,569
Change in fair value hierarchy			2,755
Change in fair value of warrant liability	(497)	672	(3,647)	(76)
Warrant liability end of period	$ 104	$ 2,165	$ 601	$ 1,493
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	21,041,667		21,041,667
Registered Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	15,375,000		15,375,000
The discount rate applied in fair value assumption (in hundredths)	11.20%		11.20%
Registered Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
The discount rate applied in fair value assumption (in hundredths)			9.10%
Registered Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
The discount rate applied in fair value assumption (in hundredths)			11.24%
Sponsor Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	3,816,667		3,816,667
Unregistered Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	1,850,000		1,850,000
The discount rate applied in fair value assumption (in hundredths)	17.00%		17.00%
Unregistered Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
The discount rate applied in fair value assumption (in hundredths)			17.80%	27.00%
Unregistered Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
The discount rate applied in fair value assumption (in hundredths)			34.00%	29.00%